Employee compensation and benefits - HSBC Holdings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 20,153	$ 19,623	$ 19,288
Average number of employees | employee	220,928	227,552	232,642
HSBC Holdings
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 29	$ 15	$ 41
Average number of employees | employee	28	29